As filed with the Securities and Exchange Commission on August 21, 2001
                                             Securities Act File No. 333-65644
                                      Investment Company Act File No. 811-6669

==============================================================================
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549
                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                               -----------------

[X]                     Pre-Effective Amendment No. 1
[ ]                     Post-Effective Amendment No.
                       (Check appropriate box or boxes)
                               -----------------

                  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
            (Exact Name of Registrant as Specified in its Charter)
                               -----------------
                                (609) 282-2800
                       (Area Code and Telephone Number)
                               -----------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                               -----------------

                                Terry K. Glenn
                  Merrill Lynch Fundamental Growth Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                               -----------------

                                  Copies to:
       Frank P. Bruno, Esq.                      Michael J. Hennewinkel, Esq.
SIDLEY AUSTIN BROWN & WOOD LLP                     MERRILL LYNCH INVESTMENT
      One World Trade Center                             MANAGERS, L.P.
 New York, New York 10048-0557                       800 Scudders Mill Road
                                                 Plainsboro, New Jersey 08536
                               -----------------

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
         Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

         No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.
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
         This Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-65644) (the "Registration Statement") consists of the following: (1) the facing sheet of the Registration Statement and (2) Part C to the Registration Statement (including signature page).

         Parts A and B are incorporated herein by reference from the Registration Statement filed on July 23, 2001.

         This Pre-Effective Amendment No. 1 to the Registration Statement is being filed to withdraw the Fund's election under Rule 488 to go effective automatically on August 22, 2001 and to include a delaying amendment.


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
                                    PART C

                               OTHER INFORMATION


Item 15. Indemnification.

         Reference is made to Article VI of the Articles of Incorporation of Merrill Lynch Fundamental Growth Fund, Inc. (the "Registrant"), Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

         Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his or her undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its shareholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


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

         The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

         In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

  1(a) -- Articles of Incorporation of the Registrant, dated April 29, 1992.(a) 1(b) -- Articles of Amendment to Articles of Incorporation of the
          Registrant, dated July 7, 1992.(a)
  1(c) -- Articles of Amendment to the Articles of Incorporation of the
          Registrant, dated October 17, 1994.(a)
  1(d) -- Articles Supplementary to the Articles of Incorporation of the
          Registrant, dated October 17, 1994.(a)
  1(e) -- Articles Supplementary to the Articles of Incorporation of the
          Registrant, dated October 17, 1994.(a)
  1(f) -- Articles Supplementary to the Articles of Incorporation of the
          Registrant, dated November 17, 1999.(b)
  1(g) -- Articles Supplementary to the Articles of Incorporation of the
          Registrant, dated October 20, 2000.(c)
  2    -- By-Laws of the Registrant.(a)
  3    -- Not applicable.
  4    -- Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Growth Fund.(d)
  5    -- Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation, as amended, and the By-Laws of the Registrant.(e)
  6(a) -- Management Agreement, as amended, between the Registrant and Merrill
          Lynch Investment Managers, L.P.(the "Manager").(c)
  6(b) -- Sub-Advisory Agreement between the Manager and Merrill Lynch Asset
          Management U.K. Limited.(f)
  7    -- Form of Distribution Agreement between the Registrant and FAM
          Distributors, Inc. (the "Distributor").(g)
  8    -- None.
  9(a) -- Form of Custody Agreement between the Registrant and The Chase
          Manhattan Bank.(a)
  9(b) -- Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(h)




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

 10(a) -- Form of Amended and Restated Class B Distribution Plan of the
          Registrant.(i)
 10(b) -- Form of Amended and Restated Class C Distribution Plan of the
          Registrant.(i)
 10(c) -- Form of Amended and Restated Class D Distribution Plan of the
          Registrant.(i)
 10(d) -- Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule
          l8f-3.(j)
 11    -- Opinion of Sidley Austin Brown & Wood LLP, counsel for the
          Registrant.(k)
 12    -- Opinion of Sidley Austin Brown & Wood LLP, counsel for the Registrant and special tax counsel for Merrill Lynch Growth Fund.*
 13    -- Not applicable.
 14(a) -- Consent of Ernst & Young LLP, independent auditors for the
          Registrant.(k)
 14(b) -- Consent of Deloitte & Touche LLP, independent auditors for Merrill
          Lynch Growth Fund.(k)
 15    -- Not applicable.
 16    -- Power of Attorney.(l)
 17(a) -- Prospectus dated December 11, 2000, and Statement of Additional
          Information dated December 11, 2000, of the Registrant.(k)
 17(b) -- Prospectus dated February 16, 2001, and Statement of Additional
          Information dated February 16, 2001, of Merrill Lynch Growth Fund.(k) 17(c) -- Annual Report to Stockholders of the Registrant for the year ended
          August 31, 2000.(k)
 17(d) -- Semi-Annual Report to Stockholders of the Registrant for the six
          months ended February 28, 2001.(k)
 17(e) -- Annual Report to Shareholders of Merrill Lynch Growth Fund for the
          year ended October 31, 2000.(k)
 17(f) -- Semi-Annual Report to Shareholders of Merrill Lynch Growth Fund for
          the six months ended April 30, 2001.(k)
 17(g) -- Form of Proxy.(k)

-----------------
(a) Re-Filed on December 21, 1995, as an Exhibit to Post Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") pursuant to the Electronic Data Gathering, Analysis and Retrieval ("Edgar") requirements.
(b) Filed on December 1, 1999, as an exhibit to Post-Effective Amendment No.9 to the Registrant's Registration Statement.
(c) Filed on November 30, 2000, as an exhibit to Post-Effective Amendment No.10 to the Registrant's Registration Statement.
(d) Included as Exhibit I to the Proxy Statement and Prospectus contained in the Registrant's Registration Statement on Form N-14 (File No. 333-65644) under the Securities Act of 1933, as amended, filed on July 23, 2001 (the
"N-14 Registration Statement") and incorporated herein by reference.
(e) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, previously filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI,
Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Registration Statement.
(f) Filed on December 23, 1996, as an exhibit to Post-Effective Amendment No.5 to the Registrant's Registration Statement.
(g) Incorporated by reference to Exhibit 5 of Post-Effective Amendment No.12 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40322), filed on July 5, 2000.
(h) Incorporated by reference to Exhibit B to Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc.
(File No. 333-15973), filed December 14, 2000.
(i) Incorporated by reference to Exhibit 13 of Post-Effective Amendment No.14 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40322), filed on September 28, 2000.



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

(j) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust filed on
January 25, 1996.
(k) Filed on July 23, 2001 with the N-14 Registration Statement.
(l) Included on the signature page of the N-14 Registration Statement and incorporated herein by reference.

* To be filed by amendment.


Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.


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


                                  SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 21st day of August, 2001.

                         Merrill Lynch Fundamental Growth Fund, Inc.
                               (Registrant)


                         By    /s/ DONALD C. BURKE
                               -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               Signatures                                         Title                                Date
               ----------                                         -----                                ----
            TERRY K. GLENN*                        President and Director
------------------------------------               (Principal Executive Officer)
          (Terry K. Glenn)


            DONALD C. BURKE*                       Vice President and Treasurer
------------------------------------               (Principal Financial
           (Donald C. Burke)                       and Accounting Officer)


              JOE GRILLS*                           Director
------------------------------------
              (Joe Grills)


             WALTER MINTZ*                          Director
------------------------------------
             (Walter Mintz)


        ROBERT S. SALOMON, JR.*                     Director
------------------------------------
        (Robert S. Salomon, Jr.)


           MELVIN R. SEIDEN*                        Director
------------------------------------
           (Melvin R. Seiden)



          STEPHEN B. SWENSRUD*                      Director
------------------------------------------
         (Stephen B. Swensrud)


*BY:  /S/ DONALD C. BURKE                                                                         August  21, 2001
------------------------------------------
  (Donald C. Burke, Attorney-in-Fact)

